Shareholders' Equity (Details) - Schedule of share capital - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital [Abstract]
Number of shares Authorized	60,000,000	60,000,000
Number of shares Issued and paid	15,379,042	11,781,963